CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands	Parent Company CNY (¥)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares, at cost CNY (¥) shares	Treasury shares, at cost USD ($) shares	Retained earnings CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning of the period at Dec. 31, 2022	¥ 54,028,551	¥ 535	¥ 26,717,727	¥ (2,062,530)		¥ 29,459,491	¥ (86,672)	¥ 443,919	¥ 54,472,470
Balance, beginning of the period (in shares) at Dec. 31, 2022 | shares		809,247,109
Treasury Stock, Shares, Beginning Balance at Dec. 31, 2022 | shares				11,671,525	11,671,525
Increase (Decrease) in Stockholders' Equity
Net income	8,749,004					8,749,004		5,453	8,754,457
Foreign currency translation adjustments	(104,052)						(104,052)		(104,052)
Acquisition of non- controlling interests of subsidiaries	(64,560)		(64,560)					(185)	(64,745)
Share-based compensation and ordinary shares issued for share-based compensation	254,976		230,587	¥ 97,169	$ (535,955)	(72,780)			254,976
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,413,219
Repurchase of ordinary shares	(1,006,451)			¥ (1,006,451)					(1,006,451)
Repurchase of ordinary shares (in shares) | shares		(5,941,076)
Repurchase of ordinary shares (in shares) | shares				5,941,076	5,941,076
Cancellation of treasury shares		¥ (10)	(626,286)	¥ 2,460,826		(1,834,530)
Cancellation of treasury shares (in shares) | shares				(14,076,646)	(14,076,646)
Capital contribution from non-controlling interest holders								34,564	34,564
Distribution of dividends	(2,055,723)		(2,055,723)						(2,055,723)
Removal of non-controlling interests due to disposal of subsidiaries								(5,088)	(5,088)
Balance at ending of the period at Dec. 31, 2023	59,801,745	¥ 525	24,201,745	¥ (510,986)		36,301,185	(190,724)	478,663	60,280,408
Balance, ending of the period (in shares) at Dec. 31, 2023 | shares		804,719,252
Treasury Stock, Shares, Ending Balance at Dec. 31, 2023 | shares				3,000,000	3,000,000
Increase (Decrease) in Stockholders' Equity
Net income	8,816,835					8,816,835		70,760	8,887,595
Foreign currency translation adjustments	(103,970)						(103,970)		(103,970)
Acquisition of non- controlling interests of subsidiaries	7		7					(10)	(3)
Share-based compensation and ordinary shares issued for share-based compensation	318,692		289,035	¥ 133,830		(104,173)			318,692
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,948,849		743,366	743,366
Repurchase of ordinary shares	(1,157,472)			¥ (1,157,472)					(1,157,472)
Repurchase of ordinary shares (in shares) | shares		(8,045,382)
Repurchase of ordinary shares (in shares) | shares				8,045,382	8,045,382
Cancellation of treasury shares		¥ (2)	(100,882)	¥ 402,733		(301,849)
Cancellation of treasury shares (in shares) | shares				(2,527,481)	(2,527,481)
Capital contribution from non-controlling interest holders								65,557	65,557
Distribution of dividends	(5,613,445)					(5,613,445)			(5,613,445)
Removal of non-controlling interests due to disposal of subsidiaries								(2,529)	(2,529)
Balance at ending of the period at Dec. 31, 2024	62,062,392	¥ 523	24,389,905	¥ (1,131,895)		39,098,553	(294,694)	612,441	¥ 62,674,833
Balance, ending of the period (in shares) at Dec. 31, 2024 | shares		798,622,719							798,622,719	798,622,719
Treasury Stock, Shares, Ending Balance at Dec. 31, 2024 | shares				7,774,535	7,774,535				7,774,535	7,774,535
Increase (Decrease) in Stockholders' Equity
Net income	9,080,651					9,080,651		155,010	¥ 9,235,661	$ 1,320,684,000
Foreign currency translation adjustments	13,428						13,428		13,428	1,920,000
Share-based compensation and ordinary shares issued for share-based compensation	229,250		210,887	¥ 66,269		(47,906)			229,250
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,482,709		454,997	454,997
Non-controlling interests recognized in connection with acquisition								20,643	20,643
Subsidiary dividend distribution to non-controlling interests								(24,960)	(24,960)
Repurchase of ordinary shares	(1,252,741)			¥ (1,252,741)					(1,252,741)
Repurchase of ordinary shares (in shares) | shares		(9,293,112)
Repurchase of ordinary shares (in shares) | shares				9,293,112	9,293,112
Cancellation of treasury shares		¥ (10)	(600,094)	¥ 2,063,887		(1,463,783)
Cancellation of treasury shares (in shares) | shares				(14,811,013)	(14,811,013)
Capital contribution from non-controlling interest holders								9,092	9,092
Distribution of dividends	(3,748,651)					(3,748,651)			(3,748,651)
Derecognition of non-controlling interest due to disposal of subsidiaries								(20,142)	(20,142)
Balance at ending of the period at Dec. 31, 2025	¥ 66,384,329	¥ 513	¥ 24,000,698	¥ (254,480)		¥ 42,918,864	¥ (281,266)	¥ 752,084	¥ 67,136,413	$ 9,600,380,000
Balance, ending of the period (in shares) at Dec. 31, 2025 | shares		790,812,316							790,812,316	790,812,316
Treasury Stock, Shares, Ending Balance at Dec. 31, 2025 | shares				1,801,637	1,801,637				1,801,637	1,801,637